BANCORP ENERGY, INC. AND SUBSIDIARIES - STATEMENTS OF INCOME (06/30/2011 Unaudited) (USD $)	3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Professional fees	$ 15,375
Total expenses	15,375
Interest expense	82,625
Total other income/ (expense)	102,000
Net loss	$ (102,000)
Weighted average number of common shares outstanding	142,894	142,894